Provisions (non-current and current) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current provisions [Abstract]
Non-current provisions beginning balance	€ 26.1	€ 27.2
Increase	2.0	4.7
Used reversal	(3.5)	(0.4)
Unused reversal	(1.8)	(1.9)
Other	37.9	(3.5)
Non-current provisions ending balance	60.7	26.1
Current provisions [Abstract]
Current provisions beginning balance	120.6	113.0
Increase	52.7	63.2
Used reversal	(61.1)	(39.8)
Unused reversal	(16.0)	(4.6)
Other	(5.7)	(11.2)
Current provisions ending balance	90.5	120.6
Provisions [Abstract]
Provisions beginning balance	146.7	140.2
Increase	54.7	67.9
Used reversals	(64.6)	(40.2)
Unused reversals	(17.8)	(6.5)
Other	32.2	(14.7)
Provisions ending balance	151.2	146.7
Contingencies Related to Contracts [Member]
Current provisions [Abstract]
Current provisions beginning balance	42.1	37.3
Increase	12.3	13.2
Used reversal	(0.5)	(0.6)
Unused reversal	(9.8)	(2.2)
Other	(0.9)	(5.6)
Current provisions ending balance	43.2	42.1
Litigation [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	5.2	6.7
Increase	0.6	0.0
Used reversal	0.0	0.0
Unused reversal	0.0	0.0
Other	18.2	(1.5)
Non-current provisions ending balance	24.0	5.2
Current provisions [Abstract]
Current provisions beginning balance	59.7	61.8
Increase	26.2	15.8
Used reversal	(43.4)	(1.6)
Unused reversal	(3.5)	(1.4)
Other	(10.5)	(14.9)
Current provisions ending balance	28.5	59.7
Restructuring Obligations [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	8.4	5.8
Increase	0.7	4.2
Used reversal	(3.4)	(0.3)
Unused reversal	(0.9)	(1.0)
Other	11.4	(0.3)
Non-current provisions ending balance	16.2	8.4
Current provisions [Abstract]
Current provisions beginning balance	9.3	2.3
Increase	4.3	28.8
Used reversal	(9.7)	(23.5)
Unused reversal	(0.1)	(0.1)
Other	9.0	1.8
Current provisions ending balance	12.8	9.3
Provisions for Claims [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	7.7	7.7
Increase	0.2	0.4
Used reversal	0.0	0.0
Unused reversal	0.0	(0.4)
Other	0.0	0.0
Non-current provisions ending balance	7.9	7.7
Current provisions [Abstract]
Current provisions beginning balance	0.3	0.3
Increase	0.1	0.0
Used reversal	0.0	0.0
Unused reversal	0.0	0.0
Other	(0.1)	0.0
Current provisions ending balance	0.3	0.3
Other Non-current Provisions [Member]
Non-current provisions [Abstract]
Non-current provisions beginning balance	4.8	7.0
Increase	0.5	0.1
Used reversal	(0.1)	(0.1)
Unused reversal	(0.9)	(0.5)
Other	8.3	(1.7)
Non-current provisions ending balance	12.6	4.8
Other Current Provisions [Member]
Current provisions [Abstract]
Current provisions beginning balance	9.2	11.3
Increase	9.8	5.4
Used reversal	(7.5)	(14.1)
Unused reversal	(2.6)	(0.9)
Other	(3.2)	7.5
Current provisions ending balance	€ 5.7	€ 9.2